Equipment Note Payable - Summary of Annual Maturities of Equipment Notes Payable (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total	$ 1,500,000	$ 800,000
Equipment Note Payable | UNITED WHOLESALE MORTGAGE, LLC
Debt Instrument [Line Items]
2021		6,299
2022		6,673
2023		6,851
2024		6,705
2025 and thereafter		0
Total		$ 26,528